Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021

Cost:
Computers and software	$613	$577
Laboratory equipment	7,933	6,247
Furniture and office equipment	173	167
Leasehold improvements	6,503	6,024

	15,222	13,015
Accumulated depreciation	(5,975)	(4,254)

Depreciated cost	$9,247	$8,761

Depreciation expenses amounted to $1,721, $1,118 and $1,012 for the years ended December 31, 2022, 2021 and 2020, respectively.

The majority of the Company’s property and equipment is located in Israel.